Cover	3 Months Ended
Mar. 31, 2025
Cover [Abstract]
Entity Registrant Name	MEDICURE INC.
Entity Central Index Key	0001133519
Document Type	6-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Mar. 31, 2025
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2025
Entity File Number	001-31995
Entity Address Address Line 1	2-1250 Waverley Street
Entity Address City Or Town	Winnipeg
Entity Address Country	CA
Entity Address Postal Zip Code	R3T 6C6